Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-To-Maturity Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	$ 245,875,750	$ 210,540,821
Available-for-sale Securities, Gross Unrealized Gain	3,094,496	5,950,195
Available-for-sale Securities, Gross Unrealized Loss	4,919,575	2,098,334
Available-for-sale securities, Estimated Fair Value	244,050,671	214,392,682
Held-to-Maturity, Amortized Cost	8,438,435	8,470,103
Held-to-maturity Securities, Gross Unrealized Gain	1,260,000	84,796
Held-to-maturity Securities, Gross Unrealized Loss	74,008	1,499,400
Held-to-Maturity, Estimated Fair Value	9,624,427	7,055,499
Obligations of U.S. Government Agencies
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	29,963,634	36,148,002
Available-for-sale Securities, Gross Unrealized Gain	122,764	231,810
Available-for-sale Securities, Gross Unrealized Loss	124,491	20,735
Available-for-sale securities, Estimated Fair Value	29,961,907	36,359,077
Tax-exempt and taxable obligations of states and municipal subdivisions
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	107,676,085	95,113,063
Available-for-sale Securities, Gross Unrealized Gain	1,937,586	3,823,242
Available-for-sale Securities, Gross Unrealized Loss	1,535,036	26,121
Available-for-sale securities, Estimated Fair Value	108,078,635	98,910,184
Held-to-Maturity, Amortized Cost	6,000,000	6,000,000
Held-to-maturity Securities, Gross Unrealized Gain	1,260,000	0
Held-to-maturity Securities, Gross Unrealized Loss	0	1,499,400
Held-to-Maturity, Estimated Fair Value	7,260,000	4,500,600
Mortgage-backed securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	78,770,400	60,384,181
Available-for-sale Securities, Gross Unrealized Gain	810,370	1,596,672
Available-for-sale Securities, Gross Unrealized Loss	1,394,067	14,364
Available-for-sale securities, Estimated Fair Value	78,186,703	61,966,489
Held-to-Maturity, Amortized Cost	2,438,435	2,470,103
Held-to-maturity Securities, Gross Unrealized Gain	0	84,796
Held-to-maturity Securities, Gross Unrealized Loss	74,008	0
Held-to-Maturity, Estimated Fair Value	2,364,427	2,554,899
Corporate obligations
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	28,210,148	17,640,092
Available-for-sale Securities, Gross Unrealized Gain	223,776	298,471
Available-for-sale Securities, Gross Unrealized Loss	1,582,001	1,751,814
Available-for-sale securities, Estimated Fair Value	26,851,923	16,186,749
Other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	1,255,483	1,255,483
Available-for-sale Securities, Gross Unrealized Gain	0	0
Available-for-sale Securities, Gross Unrealized Loss	283,980	285,300
Available-for-sale securities, Estimated Fair Value	$ 971,503	$ 970,183